Shareholder's capital - Share-Based Compensation Expense (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	CAD 5,675	CAD 5,330
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	3,006	2,742
Directors deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	683	404
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	238	158
Performance share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	CAD 1,748	CAD 2,026